PARENT COMPANY INFORMATION - Parent Company Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Non-current assets	$ 691	$ 510	$ 388
Other assets	457	27	32
Cash and cash equivalents	316	774	1,102	$ 858
Total current assets	1,263	1,259	1,444
Total assets	1,954	1,769	1,832
Trade and other current payables	(743)	(617)	(720)
Current liabilities	(1,305)	(1,019)	(804)
Non-current	(367)	(428)	(474)
Total liabilities	(1,954)	(1,718)	(1,629)
Net assets	0	51	203
Share capital	68	68	70
Share premium	11	8	7
Capital redemption reserve	7	6	3
Retained earnings	1,244	1,303	1,438
Total equity	0	51	203	82
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in subsidiaries	1,551	1,550	1,508
Deferred tax assets	19	12	0
Non-current assets	1,570	1,562	1,508
Amounts due from subsidiaries	1	1	0
Other assets	6	4	9
Cash and cash equivalents	34	60	21	19
Total current assets	41	65	30
Total assets	1,611	1,627	1,538
Trade and other current payables	(34)	(21)	(9)
Amounts due to subsidiaries	(17)	(54)	(2)
Current liabilities	(51)	(75)	(11)
Non-current	(15)	(22)	(32)
Total liabilities	(66)	(97)	(43)
Net assets	1,545	1,530	1,495
Share capital	68	68	70
Share premium	11	8	7
Capital redemption reserve	7	6	3
Retained earnings	1,459	1,448	1,415
Total equity	$ 1,545	$ 1,530	$ 1,495	$ 1,476